UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        October 19, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         49
Form 13F Information Table Value Total:   $160,361
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                     TITLE
                                      OF                   VALUE     SHRS OR             INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)   PRN AMT   SH/ PRN   DISCRETION SOLE   SHARED   NONE
PEPSICO INCORPORATED                  COM     713448108      8,212   140,000      SH        SOLE                   140,00
SCHLUMBERGER LTD                      COM     806857108      7,569   127,000      SH        SOLE                   127,00
BHP BILLITON LTD - SPON ADR           ADR     088606108      7,039   106,640      SH        SOLE                   106,64
INTERNATIONAL BUSINESS MACHINE        COM     459200101      6,830   57,100       SH        SOLE                   57,100
EXXON MOBIL CORPORATION               COM     30231G102      6,792   99,000       SH        SOLE                   99,000
CATERPILLAR TRACTOR CO                COM     149123101      6,558   127,755      SH        SOLE                   127,75
BERKSHIRE HATHAWAY                    COM     084670108      6,262     62         SH        SOLE                     62
UNION PACIFIC CORPORATION             COM     907818108      5,787   99,180       SH        SOLE                   99,180
MICROSOFT CORP.                       COM     594918104      5,658   220,000      SH        SOLE                   220,00
3M COMPANY                            COM     88579Y101      5,033   68,200       SH        SOLE                   68,200
WAL-MART STORES                       COM     931142103      4,947   100,784      SH        SOLE                   100,78
TARGET CORP                           COM     87612E106      4,668   100,000      SH        SOLE                   100,00
INTEL CORP                            COM     458140100      4,638   237,000      SH        SOLE                   237,00
ROYAL DUTCH SHELL PLC - ADR A         ADR     780259206      4,575   80,000       SH        SOLE                   80,000
ABBOTT LABS                           COM     002824100      4,106   83,000       SH        SOLE                   83,000
CISCO SYSTEMS INC                     COM     17275R102      4,079   173,300      SH        SOLE                   173,30
BP P.L.C.                             ADR     055622104      3,698   69,466       SH        SOLE                   69,466
KIMBERLY CLARK CORPORATION            COM     494368103      3,692   62,600       SH        SOLE                   62,600
EMERSON ELECTRIC CO                   COM     291011104      3,479   86,800       SH        SOLE                   86,800
ILLINOIS TOOL WORKS                   COM     452308109      3,246   76,000       SH        SOLE                   76,000
GENERAL ELECTRIC COMPANY              COM     369604103      3,185   194,000      SH        SOLE                   194,00
HSBC HOLDINGS PLC-SPONS ADR           ADR     404280406      3,126   54,500       SH        SOLE                   54,500
ORACLE CORP                           COM     68389X105      2,897   139,000      SH        SOLE                   139,00
BRISTOL-MYERS SQUIBB CO               COM     110122108      2,702   120,000      SH        SOLE                   120,00
AMERICAN EXPRESS COMPANY              COM     025816109      2,610   77,000       SH        SOLE                   77,000
LOWE'S CORP                           COM     548661107      2,429   116,000      SH        SOLE                   116,00
AMERIPRISE FINANCIAL INC              COM     03076C106      2,398   66,000       SH        SOLE                   66,000
HOSPIRA INC                           COM     441060100      2,368   53,100       SH        SOLE                   53,100
JM SMUCKER CO                         COM     832696405      2,327   43,900       SH        SOLE                   43,900
PRAXAIR INC                           COM     74005P104      2,214   27,100       SH        SOLE                   27,100
AMETEK INC                            COM     031100100      2,161   61,900       SH        SOLE                   61,900
MERCK & CO.                           COM     589331107      1,961   62,000       SH        SOLE                   62,000
GLAXOSMITHKLINE PLC                   ADR     37733W105      1,896   48,000       SH        SOLE                   48,000
PROCTER & GAMBLE CO                   COM     742718109      1,848   31,900       SH        SOLE                   31,900
MEDCO HEALTH SOLUTIONS INC            COM     58405U102      1,759   31,800       SH        SOLE                   31,800
DEVRY INC                             COM     251893103      1,726   31,200       SH        SOLE                   31,200
PHILIP MORRIS INTERNATIONAL           COM     718172109      1,721   35,300       SH        SOLE                   35,300
WALGREENS                             COM     931422109      1,682   44,900       SH        SOLE                   44,900
COVIDIEN LTD                          COM     G2554F105      1,605   37,100       SH        SOLE                   37,100
TRANSOCEAN LTD                        COM     H8817H100      1,377   16,100       SH        SOLE                   16,100
MEDTRONIC INC                         COM     585055106      1,362   37,000       SH        SOLE                   37,000
VISA INC/A                            COM     92826C839      1,361   19,700       SH        SOLE                   19,700
BANK OF AMERICA CORP                  COM     060505104      1,280   75,635       SH        SOLE                   75,635
YUM BRANDS INC                        COM     988498101      1,273   37,700       SH        SOLE                   37,700
WEATHERFORD INTERNATIONAL             COM     H27013103      1,248   60,200       SH        SOLE                   60,200
ITC HOLDINGS CORP                     COM     465685105        809   17,800       SH        SOLE                   17,800
NALCO HOLDINGS CO                     COM     62985Q101        742   36,200       SH        SOLE                   36,200
ELECTRONIC ARTS INC                   COM     285512109        714   37,500       SH        SOLE                   37,500
FLOWSERVE CORP                        COM     34354P105        709    7,200       SH        SOLE                   7,200

GRAND TOTALS                                              160,361   3,733,622



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